UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 3/31/03

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-0360

Signature, Place and Date of signing:

   Pamela K. Hagenah    Menlo Park, California     May 1, 2003
   [Signature]          [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             23

Form 13F Information Table Value Total:                       $122,326
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                    FORM 13F
         NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT VI, LLC
                                  as of 3/31/03


      ITEM 1               ITEM 2       ITEM 3     ITEM 4     ITEM 5         ITEM 6-INV. DISC. ITEM 7             ITEM 8
                                                                           -------------------                   ---------
                                                   VALUE     SHARES/        SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT        PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- ----------- --------       ---  ----  ------- --------  --------  ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ACTIVCARD S.A.         COMM STK         00506J107   1,025      104,000     SH         SOLE                104,000  0       0
AMGEN INC.             COMM STK         031162100   7,482      130,000     SH         SOLE                130,000  0       0
BROCADE COMMUNICATIONS COMM STK         111621108   8,965    1,837,000     SH         SOLE              1,837,000  0       0
CERTEGY INC.           COMM STK         156880106   6,678      265,000     SH         SOLE                265,000  0       0
CISCO SYSTEMS          COMM STK         17275R102   3,144      242,230     SH         SOLE                242,230  0       0
COMCAST CORP.          CL A SPL         20030N200   4,398      160,000     SH         SOLE                160,000  0       0
COMCAST CORP.          CL A             20030N101   5,804      203,000     SH         SOLE                203,000  0       0
CONCORD EFS INC.       COMM STK         206197105   7,990      850,000     SH         SOLE                850,000  0       0
DELL COMPUTER          COMM STK         247025109   7,401      271,000     SH         SOLE                271,000  0       0
FINDWHAT.COM           COMM STK         317794105   3,440      327,586     SH         SOLE                327,586  0       0
GETTY IMAGES INC.      COMM STK         374276103   2,147       78,200     SH         SOLE                 78,200  0       0
INTERSIL HOLDINGS COMP CL A             46069S109   4,901      314,960     SH         SOLE                314,960  0       0
MICROSOFT CORPORATION  COMM STK         594918104   7,215      298,000     SH         SOLE                298,000  0       0
NETWORK APPLIANCE INC. COMM STK         64120L104   4,297      384,000     SH         SOLE                384,000  0       0
ORACLE CORPORATION     COMM STK         68389X105   3,071      283,000     SH         SOLE                283,000  0       0
PERVASIVE SOFTWARE INC COMM STK         715710109   1,339      301,000     SH         SOLE                301,000  0       0
QUALCOMM INC.          COMM STK         747525103   3,346       92,940     SH         SOLE                 92,940  0       0
SEAGATE TECHNOLOGY HOL COMM STK         G7945J104   3,973      385,000     SH         SOLE                385,000  0       0
TMP WORLDWIDE INC.     COMM STK         872941109   8,322      775,590     SH         SOLE                775,590  0       0
UNITEDHEALTH GROUP INC COMM STK         91324P102   7,242       79,000     SH         SOLE                 79,000  0       0
VERISIGN INC.          COMM STK         92343E102   5,873      672,000     SH         SOLE                672,000  0       0
VIACOM INC.-CL B       CL B             925524308   6,829      187,000     SH         SOLE                187,000  0       0
WELLPOINT HEALTH NETWO COMM STK         94973H108   7,445       97,000     SH         SOLE                 97,000  0       0

GRAND TOTAL                                      $122,326